johim13f-033111
                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2011

Check here if Amendment [X];               Amendment Number: 2
       This Amendment (Check only one):         [X] is a restatement.
                                                [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                      J O Hambro Investment Management Limited
                           21 St. James Square
                           London SW1Y 4HB


Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Hugh Grootenhuis
Title:        Chief Executive Officer
Phone:        +44 20 7484 7476

Signature, Place, and Date of Signing:


 /s/ Hugh Grootenhuis	      London, England         July 15, 2011
 ---------------------    ---------------------     -------------------
 [Signature]                 [City, State]               [Date]

Report Type                (Check only one):

[X]  13F HOLDINGS REPORT.  (Check here if all holdings of this reporting manager are reported in this report.
[ ]  13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                                                Form 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                            0
                                                  -----------------------

Form 13F Information Table Entry Total:                      77
                                                  -----------------------

Form 13F Information Table Value Total:              $758,649 (x 1000)
                                                  -----------------------


List of Other Included Managers:

           NONE

                    J O HAMBRO INVESTMENT MANAGEMENT LIMITED

                            Name of Reporting Manager
                           Form 13F Information Table


Name of Issuer               Type of                  Value         Shrs or    Shr/  Investment      Other     Voting Authority
                             Class      Cusip        (x$1000)       Prn Amt.   Prn   Discretion      Managers  Sole Shared   None
51JOB INC ADR REP	      COM       316827104     6,663         118,714    SH    Shared-Defined     0                    118,714
AGCO CORPORATION              COM       001084102     6,054         122,640    SH    Shared-Defined     0                    122,640
ALTRIA GROUP INC COM          COM       02209S103     5,809         219,967    SH    Shared-Defined     0                    219,967
AMERICAN EXPRESS COM          COM       025816109     5,656         108,128    SH    Shared-Defined     0                    303,128
AMERICAN TOWER CORP CLASS A   COM       029912201     5,485         108,076    SH    Shared-Defined     0                    108,076
AMPHENOL CORP CLASS A         COM       032095101       804          14,890    SH    Shared-Defined     0                     14,890
APACHE CORPORATION	      COM       037411105     6,419          52,018    SH    Shared-Defined     0                     52,018
APPLE INC COM		      COM       037833100    31,362          93,432    SH    Shared-Defined     0                     93,432
AT&T INC COM		      COM       00206R102     5,055	    160,945    SH    Shared-Defined     0                    160,945
BANCO BRADESCO SA ADR	      COM       059460303     6,001	    292,868    SH    Shared-Defined     0                    292,868
BE AEROSPACE		      COM       073302101     7,628	    186,922    SH    Shared-Defined     0                    186,922
BECKTON DICKINSON	      COM       075887109     2,585	     30,000    SH    Shared-Defined     0                     30,000
BERKSHIRE HATHAWAY cLASS B    COM       084670702     1,254	     16,200    SH    Shared-Defined     0                     16,200
BROOKDALE SN LIVING   	      COM	112463104       857          35,360    SH    Shared-Defined     0                     35,360
BRUNSWICK CAP LTD	      COM       117043109       557         284,204    SH    Shared-Defined     0                    284,204
BUNGE LIMITED COM             COM       G16962105     1,743          25,273    SH    Shared-Defined     0                     25,273
CADIZ INC     		      COM	127537207     4,750         437,412    SH    Shared-Defined     0                    437,412
CELGENE CORP COM              COM	151020104     7,281	    120,700    SH    Shared-Defined     0                    120,700
CHEVRON CORP COM	      COM	166764100     6,551	     63,697    SH    Shared-Defined     0                     63,697
CHUBB CORP COM                COM       171232101     1,254          20,030    SH    Shared-Defined     0                     20,030
CISCO SYSTEMS COM             COM       17275R102     1,342          86,000    SH    Shared-Defined     0                     86,000
CITIGROUP INC COM	      COM       172967101    17,887         429,556    SH    Shared-Defined     0		     429,556
CITRIX SYSTEMS INC COM        COM       177376100     3,100          38,750    SH    Shared-Defined     0                     38,750
COCA-COLA COM	              COM       191216107    16,611         246,850    SH    Shared-Defined     0                    246,850
COLGATE-PALMOLIVE CO.         COM       194162103    53,229         608,963    SH    Shared-Defined     0                    608,963
CONCUR TECHNOLOGIES INC	      COM       206708109     2,026          40,455    SH    Shared-Defined     0                     40,455
CONOCOPHILLIPS COM     	      COM       20825C104     1,269          16,875    SH    Shared-Defined     0                     16,875
CTRIP.COM INTERNATIONAL ADS   COM       22943F100     7,077         164,268    SH    Shared-Defined     0                    164,268
DAVITA INC COM		      COM       23918K108     7,310          84,404    SH    Shared-Defined     0                     84,404
DOMINION RESOURCES INC COM    COM       25746U109     6,751         139,862    SH    Shared-Defined     0                    139,862
EMC CORPORATION		      COM       268648102    32,043       1,163,077    SH    Shared-Defined     0                  1,163,077
EMERSON ELECTRIC CO COM       COM       291011104    31,621         562,144    SH    Shared-Defined     0                    562,144
EXPRESS SCRIPTS INC COM       COM       302182100     5,535         102,529    SH    Shared-Defined     0                    102,529
EXXON MOBIL CORP              COM       30231G102     7,365          90,501    SH    Shared-Defined     0                     90,501
GOLDCORP INC COM              COM       380956409     5,249         108,734    SH    Shared-Defined     0                    108,734
GOLDMAN SACHS GROUP COM       COM       38141G104     1,887          14,180    SH    Shared-Defined     0                     14,180
GOOGLE INC COM                COM       38259P508    24,947          49,266    SH    Shared-Defined     0                     49,266
HERSHEY CO                    COM       427866108       627          11,030    SH    Shared-Defined     0                     11,030
HESS CORPORATION COM          COM       42809H107     5,825          77,918    SH    Shared-Defined     0                     77,918
HOME DEPOT INC COM            COM       437076102     4,621         127,584    SH    Shared-Defined     0                    127,584
INFORMATICA CORP COM          COM       45666Q102    13,737         235,105    SH    Shared-Deinded     0                    235,105
INTEL CORPORATION	      COM	458140102	299	     13,500    SH    Shared-Deinded     0                     13,500
INTERCONTINENTAL EXCHANGE     COM       45865V100     3,217          25,792    SH    Shared-Defined     0                     25,792
KANSAS CITY SOUTHERN IND      COM       485170309    15,516         261,524    SH    Shared-Defined     0                    261,524
KRAFT FOODS INC COM           COM       50075N104    10,799          31,183    SH    Shared-Defined     0                     31,183
LAZARD LTD		      COM       G54050102    10,545         284,231    SH    Shared-Defined     0                    284,231
MARSH & MCLENNAN COS INC      COM       571748102       359          11,502    SH    Shared-Defined     0                     11,502
MCDONALD'S CORPORATION COM    COM       580135107    11,464         135,960    SH    Shared-Defined     0                    135,960
MERCK & CO. INC               COM       58933Y105       573          16,240    SH    Shared-Defined     0                     16,240
METLIFE INC COM               COM       59156R108     5,692         129,747    SH    Shared-Defined     0                    129,747
MGM RESORTS INTERNATIONAL     COM       552953101       963          72,880    SH    Shared-Defined     0                     72,880
MICROSOFT CORPORATION COM     COM       594918104     2,261          86,950    SH    Shared-Defined     0                     86,950
MOLEX INC COM  		      COM       608554101       814          31,580    SH    Shared-Defined     0                     31,580
MONSANTO COM		      COM       61166W101     2,552          35,175    SH    Shared-Defined     0                     35,175
NALCO HOLDING CO              COM       62985Q101       381          13,700    SH    Shared-Defined     0                     13,700
NATINAL OILWELL VARCO COM     COM	637071101    13,205	    168,836    SH    Shared-Defined     0		     168,836
NUVASIVE INC COM	      COM	670704105     9,704	    295,131    SH    Shared-Defined     0		     295,131
ORACLE CORP                   COM       68389X105    13,179         400,463    SH    Shared-Defined     0                    400,463
PEPSICO CORP CAP STOCK	      COM       713448108       819          11,625    SH    Shared-Defined     0                     11,625
PFIZER INC		      COM       717081103    25,287       1,227,501    SH    Shared-Defined     0                  1,227,501
PHILIP MORRIS INTERNATIONAL   COM       718172109    25,754         385,716    SH    Shared-Defined     0                    385,716
PRAXAIR INC                   COM       74005P104    29,553         272,650    SH    Shared-Defined     0                    272,650
PRINCIPAL FINANCIAL GROUP     COM       74251V102       707          23,150    SH    Shared-Defined     0                     23,150
PROCTOR & GAMBLE CO           COM       742718109     1,188          18,694    SH    Shared-Defined     0                     18,694
QUALCOMM INC COM              COM       747525103    35,364         622,722    SH    Shared-Defined     0                    622,722
REYNOLDS AMERICAN INC         COM       761713106    43,197       1,165,906    SH    Shared-Defined     0                  1,165,906
RYANAIR			      COM       783513104     1,448          49,337    SH    Shared-Defined     0                     49,337
SALESFORCE.COM INC            COM       79466L302    27,776         186,439    SH    Shared-Defined     0                    186,439
SCHLUMBERGER COM              COM       806857108    38,454         445,075    SH    Shared-Defined     0                    445,075
SK TELECOM SPN ADR            COM       78440P108     1,683          90,000    SH    Shared-Defined     0                     90,000
SOFUN HOLDINGS LTD ADR        COM       836034108    10,180         492,740    SH    Shared-Defined     0                    492,740
SOUTHERN CO COM	              COM       842587107     2,690          66,610    SH    Shared-Defined     0                     66,610
TELECOM DE SAO PAULO ADR      COM       87929A102     1,515          51,007    SH    Shared-Defiend     0                     51,007
TRINASOLAR LTD                COM       89628E104       759          33,844    SH    Shared-Defiend     0                     33,844
UNITED TECHNOLOGIES CORP      COM       913017109    23,611         266,765    SH    Shared-Defiend     0                    266,765
VERIZON COMMUNICATIONS        COM       92343V104     7,569         203,300    SH    Shared-Defined     0                    203,300
WISCONSIN ENERGY CORP         COM       976657106    15,265         486,935    SH    Shared-Defined     0                    486,935